Short-term loans and current portion of long-term debt - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Maturity Date	within one year	within one year
Long-term bank loans	¥ 3,262,316	¥ 657
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	2.30%		2.30%
One Year Revolving Loan Facilities [Member]
Debt Instrument [Line Items]
Aggregate principal amount	¥ 920,000		$ 131.6
Average outstanding amount	0
current portion of long-term bank loans and other long-term borrowing
Debt Instrument [Line Items]
Long-term bank loans	¥ 3,069,000
Minimum [Member]
Debt Instrument [Line Items]
Short-term loans	1.15%	2.30%	1.15%
Maximum [Member]
Debt Instrument [Line Items]
Short-term loans	1.74%	2.70%	1.74%